Annual Fund Operating Expenses	Jan. 28, 2026
Leuthold Core Investment Fund | Leuthold Core Investment Fund Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.15%
Component3 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.42%	[1]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	1.34%	[3]
Leuthold Core Investment Fund | Leuthold Core Investment Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.15%
Component3 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	1.24%	[3]
Leuthold Global Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	through at least January 17, 2027
Leuthold Global Fund | Leuthold Global Fund Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.20%
Component3 Other Expenses	1.22%
Other Expenses (as a percentage of Assets):	1.42%	[4]
Acquired Fund Fees and Expenses	0.02%	[5]
Expenses (as a percentage of Assets)	2.59%	[6]
Net Expenses (as a percentage of Assets)	2.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	-0.27	[7]
Leuthold Global Fund | Leuthold Global Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.20%
Component3 Other Expenses	1.22%
Other Expenses (as a percentage of Assets):	1.42%	[4]
Acquired Fund Fees and Expenses	0.02%	[5]
Expenses (as a percentage of Assets)	2.34%	[6]
Net Expenses (as a percentage of Assets)	2.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	-0.27	[7]
Leuthold Grizzly Short Fund | Leuthold Grizzly Short Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Component1 Other Expenses	0.13%
Component2 Other Expenses	1.22%
Component3 Other Expenses	0.54%
Other Expenses (as a percentage of Assets):	1.89%	[8]
Acquired Fund Fees and Expenses	0.06%	[9]
Expenses (as a percentage of Assets)	3.20%	[10]
Leuthold Core ETF | Leuthold Core ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.33%	[11]
Acquired Fund Fees and Expenses	0.18%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.18%)	[12]
Net Expenses (as a percentage of Assets)	0.83%
Leuthold Select Industries ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	.
Leuthold Select Industries ETF | Leuthold Select Industries ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.35%	[13]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.20%)	[14]
Net Expenses (as a percentage of Assets)	0.65%

[1]	Other Expenses have been restated to reflect current expenses of the Fund. The Fund is the accounting successor as a result of a reorganization in which the Fund acquired all of the assets and liabilities of the Leuthold Core Investment Fund, a former series of Leuthold Funds, Inc. (the “Core Predecessor Fund”).
[2]	Acquired Fund Fees and Expenses (“AFFE”) are indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because Other Expenses have been restated to reflect current expenses of the Fund.
[4]	Other Expenses have been restated to reflect current expenses of the Fund. The Fund is the accounting successor as a result of a reorganization in which the Fund acquired all of the assets and liabilities of the Leuthold Global Fund, a former series of Leuthold Funds, Inc. (the “Global Predecessor Fund”).
[5]	Acquired Fund Fees and Expenses (“AFFE”) are indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[6]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because Other Expenses have been restated to reflect current expenses of the Fund.
[7]	Leuthold has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, and any Rule 12b-1 fees and shareholder servicing plan fees) in order to limit the total annual fund operating expenses to 1.85% of average daily net assets of the Fund. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least through at least January 17, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or Leuthold.
[8]	Other Expenses have been restated to reflect current expenses of the Fund. The Fund is the accounting successor as a result of a reorganization in which the Fund acquired all of the assets and liabilities of the Leuthold Grizzly Short Fund, a former series of Leuthold Funds, Inc. (the “Grizzly Predecessor Fund”).
[9]	Acquired Fund Fees and Expenses (“AFFE”) are indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect costs of investing in other investment companies.
[10]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because Other Expenses have been restated to reflect current expenses of the Fund.
[11]	Other Expenses have been restated to reflect current expenses of the Fund. The Fund is the accounting successor as a result of a reorganization in which the Fund acquired all of the assets and liabilities of the Leuthold Core ETF, a former series of Leuthold Funds, Inc. (the “Core Predecessor ETF”).
[2]The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because Other Expenses have been restated to reflect current expenses of the Fund.

[12]	Leuthold has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, and any Rule 12b-1 fees and shareholder servicing plan fees) in order to limit the total annual fund operating expenses to 0.65% of average daily net assets of the Fund. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least through at least January 17, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or Leuthold.
[13]	Other Expenses have been restated to reflect current expenses of the Fund. The Fund is the accounting successor as a result of a reorganization in which the Fund acquired all of the assets and liabilities of the Leuthold Select Industries Fund, a former series of Leuthold Funds, Inc. (the “Select Industries Predecessor Fund”).
[2] The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because Other Expenses have been restated to reflect current expenses of the Fund.

[14]	Leuthold has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, and any Rule 12b-1 fees and shareholder servicing plan fees) in order to limit the total annual fund operating expenses to 0.65% of average daily net assets of the Fund. Fees waived and expenses paid by Leuthold may be recouped by Leuthold for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least January 17, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board of Trustees (the “Board”) or Leuthold.